23 Share capital and additional paid-in capital (Details Narrative)	12 Months Ended
Dec. 31, 2020 shares
Class A Common Stock [member]
Disclosure of share capital and additional paid in capital [line items]
Number of shares issued	462,292,111
Description of par value rights	Par value of one peso each and the right to one vote per share.
Class B Common Stock [member]
Disclosure of share capital and additional paid in capital [line items]
Number of shares issued	442,210,385
Description of par value rights	Par value of one peso each and the right to one vote per share.
Class C Common Stock [member]
Disclosure of share capital and additional paid in capital [line items]
Number of shares issued	1,952,604
Description of par value rights	Par value of one peso each and the right to one vote per share.
Share Capital [member]
Disclosure of share capital and additional paid in capital [line items]
Number of shares issued	906,455,100